Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Note Receivable from Participant	$ 436,295	$ 309,976
EBP, Asset	$ 63,128,137
EBP, Schedule of Asset Held for Investment
Schedule of Assets (Held at End of Year)
December 31, 2025

Description	Number of Shares/Units or Principal Amount	Current Value
Pooled separate accounts:
*Principal Core Plus Bond Separate Account	236	$325,931
*Principal Government and High Quality Bond Separate Account	21,731	633,431
*Principal Large-Cap Growth I Separate Account	52,057	4,282,113
*Principal Large-Cap S&P 500 Index Separate Account	26,690	9,516,437
*Principal Mid-Cap Value I Separate Account	11,614	1,734,837
*Principal Mid-Cap S&P 400 Index Separate Account	8,865	971,216
*Principal Small-Cap S&P 600 Index Separate Account	21,650	2,259,407
*Principal Small-Cap Value II Separate Account	41,507	2,217,241
*Principal U.S. Property Separate Account	171	243,513

*Collective trust, Principal Stable Value Fund	37,353	871,219

Mutual funds:
ClearBridge International Growth IS Fund	28,454	2,109,608
MFS Value R4 Fund	75,632	3,777,080
DFA Emerging Markets I Fund	26,820	995,824
JanusHenderson Enterprise S Fund	19,157	2,515,334
JanusHenderson Triton N Fund	18,919	516,114
T. Rowe Price Retirement Balanced Fund	39,464	552,884
T. Rowe Price Retirement 2010 Fund	3,401	54,415
T. Rowe Price Retirement 2020 Fund	83,740	1,653,036
T. Rowe Price Retirement 2030 Fund	265,503	7,367,704
T. Rowe Price Retirement 2040 Fund	113,881	3,917,515
T. Rowe Price Retirement 2050 Fund	296,530	6,416,915
T. Rowe Price Retirement 2060 Fund	104,681	1,987,891
T. Rowe Price Retirement 2070 Fund	191	2,125

*Common stock, West Bancorporation, Inc.	350,160	7,770,052

*Notes receivable from participants, 5.25 - 10.50 percent, due through November 2040		436,295
		$63,128,137
* Represents a party-in-interest.

Investment, Identifier [Axis]: ClearBridge International Growth IS Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	28,454
EBP, Asset Held for Investment	$ 2,109,608
Investment, Identifier [Axis]: Collective trust, Principal Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	37,353
EBP, Asset Held for Investment	$ 871,219
Investment, Identifier [Axis]: Common Stock, WTBA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	350,160
EBP, Asset Held for Investment	$ 7,770,052
Investment, Identifier [Axis]: DFA Emerging Markets I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	26,820
EBP, Asset Held for Investment	$ 995,824
Investment, Identifier [Axis]: JanusHenderson Enterprise S Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	19,157
EBP, Asset Held for Investment	$ 2,515,334
Investment, Identifier [Axis]: JanusHenderson Triton N Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	18,919
EBP, Asset Held for Investment	$ 516,114
Investment, Identifier [Axis]: MFS Value R4 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	75,632
EBP, Asset Held for Investment	$ 3,777,080
Investment, Identifier [Axis]: Principal Core Plus Bond Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	236
EBP, Asset Held for Investment	$ 325,931
Investment, Identifier [Axis]: Principal Government and High Quality Bond Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	21,731
EBP, Asset Held for Investment	$ 633,431
Investment, Identifier [Axis]: Principal Large-Cap Growth I Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	52,057
EBP, Asset Held for Investment	$ 4,282,113
Investment, Identifier [Axis]: Principal Large-Cap S&P 500 Index Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	26,690
EBP, Asset Held for Investment	$ 9,516,437
Investment, Identifier [Axis]: Principal Mid-Cap S&P 400 Index Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	8,865
EBP, Asset Held for Investment	$ 971,216
Investment, Identifier [Axis]: Principal Mid-Cap Value I Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	11,614
EBP, Asset Held for Investment	$ 1,734,837
Investment, Identifier [Axis]: Principal Small-Cap S&P 600 Index Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	21,650
EBP, Asset Held for Investment	$ 2,259,407
Investment, Identifier [Axis]: Principal Small-Cap Value II Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	41,507
EBP, Asset Held for Investment	$ 2,217,241
Investment, Identifier [Axis]: Principal U.S. Property Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	171
EBP, Asset Held for Investment	$ 243,513
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	3,401
EBP, Asset Held for Investment	$ 54,415
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	83,740
EBP, Asset Held for Investment	$ 1,653,036
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	265,503
EBP, Asset Held for Investment	$ 7,367,704
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	113,881
EBP, Asset Held for Investment	$ 3,917,515
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	296,530
EBP, Asset Held for Investment	$ 6,416,915
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	104,681
EBP, Asset Held for Investment	$ 1,987,891
Investment, Identifier [Axis]: T. Rowe Price Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	191
EBP, Asset Held for Investment	$ 2,125
Investment, Identifier [Axis]: T. Rowe Price Retirement Balanced Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Number of Shares	39,464
EBP, Asset Held for Investment	$ 552,884